Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Schedule of Transactions With Directors of the Group (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts due			€ 124
Director
Disclosure Of Transactions Between Related Parties [Line Items]
Cost	€ 86	€ 392	165
Director | Legal Services
Disclosure Of Transactions Between Related Parties [Line Items]
Cost	€ 86	€ 392	32
Director | Consultancy Fees For Business Strategy
Disclosure Of Transactions Between Related Parties [Line Items]
Cost			€ 133